Expense Example, No Redemption - Class C Shares	Sep. 30, 2025 USD ($)
First Trust Merger Arbitrage Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 283
Expense Example, No Redemption, 3 Years	868
Expense Example, No Redemption, 5 Years	1,479
Expense Example, No Redemption, 10 Years	3,128
First Trust Multi-Strategy Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	264
Expense Example, No Redemption, 3 Years	811
Expense Example, No Redemption, 5 Years	1,385
Expense Example, No Redemption, 10 Years	$ 2,944